Equipment - Schedule of Equipment (Details) (10K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equipment, gross	$ 53,097	$ 6,046	$ 6,046
Less accumulated depreciation	(4,964)	(4,138)	(2,651)
Equipment, net	48,133	1,908	3,395
Computer Equipment [Member]
Equipment, gross	$ 6,046	$ 6,046	$ 6,046